Borrowings - Loan Facilities Navios Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2009	Feb. 28, 2007	Dec. 31, 2007	Aug. 31, 2009	Sep. 30, 2010	Aug. 31, 2011	Dec. 31, 2011	Dec. 20, 2013	Aug. 31, 2010	Mar. 23, 2012	Sep. 30, 2013	Nov. 06, 2014	Jun. 30, 2009
Debt Instrument [Line Items]
Loss on bond extinguishment	$ (27,281)	$ (37,136)	$ 0
Amount repaid through payment of tranche	20,761
Loan Facility HSH Nordbank and Commerzbank A.G. | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Feb. 28, 2007
Face amount at issuance date					280,000
Interest Rate	margin ranging from 115 basis points to 175 basis points
Revolver Facility HSH Nordbank and Commerzbank A.G. | Navios Holdings borrowings
Debt Instrument [Line Items]
Face amount at issuance date					120,000
Loan Facility Credit Agricole Bank to finance construction of two Capesize bulk carriers | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Dec. 31, 2007
Face amount at issuance date						154,000
Interest Rate	margin of 1.75%
Loan Facility Credit Agricole Bank ($75,000) to finance construction of two Capesize vessels | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Aug. 31, 2009
Face amount at issuance date							75,000
Interest Rate	LIBOR plus 1.75%
Loan Facility Credit Agricole Bank ($40,000) to finance construction of one Capesize bulk carrier | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Sep. 30, 2010
Face amount at issuance date								40,000
Interest Rate	LIBOR plus 2.75%
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Aug. 31, 2011
Face amount at issuance date									23,000
Interest Rate	LIBOR plus 2.75%
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Dec. 31, 2011
Face amount at issuance date										23,000
Interest Rate	LIBOR plus 3.25%
Loan Facility Credit Agricole ($22,500) | Navios Asia
Debt Instrument [Line Items]
Issuance date/Date of agreement	Dec. 20, 2013
Face amount at issuance date											22,500
Interest Rate	LIBOR plus 3.00%
Number Of Loan Tranches	2
Loan DNB NOR Bank ($40,000) to finance construction of one Capesize bulk carrier | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Aug. 31, 2010
Face amount at issuance date												40,000
Interest Rate	LIBOR plus 2.75%
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Face amount at issuance date													42,000
Number Of Loan Tranches													2
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings | Tranche A
Debt Instrument [Line Items]
Issuance date/Date of agreement	Mar. 23, 2012
Interest Rate	LIBOR plus 2.85%
Amount drawn down	26,000
Amount repaid through payment of tranche	26,000
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings | Tranche B
Debt Instrument [Line Items]
Interest Rate	LIBOR plus 3.6%
Amount drawn down	14,950
Amount repaid through payment of tranche	16,000
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings | New Tranche June 2014
Debt Instrument [Line Items]
Interest Rate	LIBOR plus 2.75%
Amount drawn down	30,000
Loan Facility DVB ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Sep. 30, 2013
Face amount at issuance date														40,000
Interest Rate	LIBOR plus 3.25%
Alpha Bank ($31,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Nov. 06, 2014
Face amount at issuance date															31,000
Interest Rate	LIBOR plus 3.00%
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Navios Holdings borrowings
Debt Instrument [Line Items]
Issuance date/Date of agreement	Jun. 30, 2009
Face amount at issuance date																240,000
Interest Rate	margin of 2.25%
Loan amount per tranche	60,000
Number Of Loan Tranches																4
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Navios Holdings borrowings | Tranche A
Debt Instrument [Line Items]
Amount repaid through payment of tranche	54,500
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Navios Holdings borrowings | Tranche B
Debt Instrument [Line Items]
Amount repaid through payment of tranche	53,600
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Interest Rate				FIXED 6%
Amount of facility agreement				$ 817